UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N-611
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave, Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | OCTOBER 31, 2010

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ South Korea Small Cap ETF
IQ Taiwan Small Cap ETF

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

Each of the Fund’s premium/discount information that is current to the most recent quarter-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Shareholder Letter (unaudited)

Dear Shareholder:

The six months ended October 31, 2010 marked a period of significant volatility across asset classes. Starting with the “Flash Crash” in the U.S. equity market on May 6th, U.S. and global markets embarked upon a “see-saw” pattern of performance, whereby the markets oscillated between large down moves and sharp upturns.

The increased volatility across market segments further underscores the importance of a properly diversified portfolio and the value of alternative assets, which typically provide lower volatility and lower correlation to traditional asset classes.*

Given the market dynamics, IndexIQ’s ETFs continued to exhibit positive results, both in terms of asset growth and market performance. Our flagship multi-strategy hedge fund replication ETF, IQ Hedge Multi-Strategy Tracker (ticker QAI), has gained significant traction, both in terms of asset growth and market performance. QAI is being used increasingly as the core of an investor’s alternative asset exposure, in lieu of or in complement to traditional hedge fund of fund exposure. With the growing importance of commodity and natural resources exposure, investors have adopted the IQ Global Resources ETF (ticker GRES) as a core alternative asset holding. GRES provides investors with exposure to eight sectors, including the core commodity asset classes as well as timber, water and coal. The IQ Real Return ETF (ticker CPI) has also become a more important strategy for investors, as the specter of inflation continues to increase. CPI is designed to provide a hedge to the rate of inflation, targeting a real return above the returns of the Consumer Price Index. The IQ Hedge Macro Tracker ETF (ticker MCRO) seeks to provide investors a means of gaining exposure, in a hedged manner, to emerging markets and to capitalize on global macro trends.

IndexIQ’s single country small cap ETFs, our newest entrants into the market, have continued to gain investor interest. The IQ Australia Small Cap ETF (ticker KROO) and IQ Canada Small Cap ETF (ticker CNDA) have been well-received due to the extensive natural resources exposure that the Australian and Canadian economies provide. Meanwhile, the IQ South Korea Small Cap ETF (ticker SKOR) and IQ Taiwan Small Cap ETF (ticker TWON), along with KROO, provide investors with a convenient way to play the growth of the China market by investing in countries that are among China’s largest and fastest growing trading partners.

IndexIQ calls itself “The alternative to alternatives” because our funds seek to provide investors with more attractive and more accessible alternative asset solutions. Despite the benefits of alternative assets, for the most part these strategies have been limited to ultra-high net worth investors and institutions, and also suffer from a lack of liquidity, lack of transparency, high fees and tax inefficiency. IndexIQ seeks to bridge the gap between the attractive features of alternative asset strategies and their common structural limitations.

I want to personally thank you for your interest in IndexIQ and our investment solutions. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and products.

Adam S. Patti
Chief Executive Officer
Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for the Period 5/1/10 to 10/31/10” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Annualized Expense Ratios for the Period 5/1/10 to 10/31/10	Expenses Paid for the Period 5/1/10 to 10/31/10†

IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,025.73	0.76%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,042.95	0.76%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Real Return ETF
Actual	$1,000.00	$1,016.41	0.49%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
IQ Global Resources ETF
Actual	$1,000.00	$1,070.54	0.76%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Merger Arbitrage ETF
Actual	$1,000.00	$971.90	0.76%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Australia Small Cap ETF
Actual	$1,000.00	$1,070.98	0.70%	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
IQ Canada Small Cap ETF
Actual	$1,000.00	$1,122.21	0.70%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
IQ South Korea Small Cap ETF
Actual	$1,000.00	$1,169.87	0.80%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
IQ Taiwan Small Cap ETF[1]
Actual	$1,000.00	$1,127.60	0.76%	$3.70	*
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87

1	IQ Taiwan Small Cap ETF commenced operations on May 18, 2010.

†	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 167/348 (to reflect the period since commencement of operations).

Portfolio Summary

October 31, 2010 (unaudited)

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $113.1

% of Net Assets
Investments

Aggregate Bond Fund	28.7%
Emerging Equity Fund	22.2
Corporate Bond Fund	18.2
High Yield Corporate Bond Fund	10.6
Currency Harvest Fund	8.3
International Bond Fund	2.8
Commodity Fund	1.9
Treasury Inflation-Protected Security	0.5

Total Investments	93.2
Other Assets in Excess of Liabilities	6.8

Net Assets	100.0%

IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $20.8

% of
Investments	Net Assets

Corporate Bond Fund	34.4%
Emerging Equity Fund	27.4
Short-Term Treasury Bond Fund	17.7
Currency Harvest Fund	7.2
International Bond Fund	5.4
Commodity Fund	3.0

Total Investments	95.1
Other Assets in Excess of Liabilities	4.9

Net Assets	100.0%

IQ Real Return ETF
Net Assets ($ mil): $10.2

% of
Investments	Net Assets

Short-Term Treasury Bond Fund	89.4%
Gold Fund	7.3
Currency Fund	2.6
Emerging Equity Fund	0.5

Total Investments	99.8
Other Assets in Excess of Liabilities	0.2

Net Assets	100.0%

IQ Global Resources ETF
Net Assets ($ mil): $30.9

% of Net Assets
Investments

Materials	36.4%
Consumer Staples	23.3
Energy	21.5
Utilities	5.5
Industrials	2.9

Total Investments	89.6
Other Assets in Excess of Liabilities	10.4

Net Assets	100.0%

IQ Merger Arbitrage ETF
Net Assets ($ mil): $28.2

% of
Investments	Net Assets

Information Technology	12.5%
Materials	11.4
Health Care	10.7
Industrials	8.9
Telecommunication Services	7.3
Consumer Staples	6.1
Utilities	6.1
Consumer Discretionary	3.1
Financials	0.4
Energy	0.3

Total Investments	66.8
Other Assets in Excess of Liabilities	33.2

Net Assets	100.0%

IQ Australia Small Cap ETF
Net Assets ($ mil): $13.7

% of
Investments	Net Assets

Materials	29.9%
Industrials	20.1
Consumer Discretionary	18.5
Energy	8.9
Financials	8.8
Health Care	5.9
Consumer Staples	3.1
Utilities	1.9
Information Technology	1.8
Telecommunication Services	0.6

Total Investments	99.5
Other Assets in Excess of Liabilities	0.5

Net Assets	100.0%

Portfolio Summary (continued)

October 31, 2010 (unaudited)

IQ Canada Small Cap ETF
Net Assets ($ mil): $19.0

% of Net Assets
Investments

Materials	55.5%
Energy	18.7
Financials	9.8
Industrials	7.7
Information Technology	3.2
Consumer Discretionary	2.5
Consumer Staples	1.4
Health Care	0.6
Telecommunication Services	0.4

Total Investments	99.8
Other Assets in Excess of Liabilities	0.2

Net Assets	100.0%

IQ South Korea Small Cap ETF
Net Assets ($ mil): $4.5

% of
Investments	Net Assets

Industrials	23.7%
Information Technology	23.0
Materials	20.1
Consumer Discretionary	18.7
Financials	9.5
Health Care	3.4
Consumer Staples	1.5

Total Investments	99.9
Other Assets in Excess of Liabilities	0.1

Net Assets	100.0%

IQ Taiwan Small Cap ETF
Net Assets ($ mil): $2.8

Investments	% of Net Assets

Information Technology	51.2%
Materials	18.0
Industrials	10.2
Consumer Discretionary	8.4
Financials	7.4
Consumer Staples	4.4

Total Investments	99.6
Other Assets in Excess of Liabilities	0.4

Net Assets	100.0%

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2010 (unaudited)

	Shares	Value

Investment Companies — 93.2%
Aggregate Bond Fund — 28.7%
iShares Barclays Aggregate Bond Fund	172,941	$18,772,746
SPDR Barclays Capital Aggregate Bond ETF	5,571	321,335
Vanguard Total Bond Market ETF	161,837	13,383,920

Total Aggregate Bond Fund		32,478,001

Commodity Fund — 1.9%
PowerShares DB Commodity Index
Tracking Fund*	85,910	2,163,214

Corporate Bond Fund — 18.2%
iShares Barclays Credit Bond Fund	8,751	942,132
iShares iBoxx $ Investment Grade
Corporate Bond Fund	174,705	19,629,854

Total Corporate Bond Fund		20,571,986

Currency Harvest Fund — 8.3%
PowerShares DB G10 Currency
Harvest Fund*	399,262	9,358,701

Emerging Equity Fund — 22.2%
iShares MSCI Emerging Markets Index Fund	303,675	14,008,528
Vanguard Emerging Markets ETF	238,500	11,168,955

Total Emerging Equity Fund		25,177,483

High Yield Corporate Bond Fund — 10.6%
iShares iBoxx $ High Yield Corporate
Bond Fund	70,544	6,401,163
SPDR Barclays Capital High Yield
Bond ETF	135,746	5,549,296

Total High Yield Corporate Bond Fund		11,950,459

International Bond Fund — 2.8%
iShares JPMorgan USD Emerging Markets
Bond Fund	14,217	1,607,232
PowerShares Emerging Markets Sovereign
Debt Portfolio	22,970	649,821
SPDR Barclays Capital International
Treasury Bond ETF*	15,331	938,871

Total International Bond Fund		3,195,924

Treasury Inflation-Protected Security — 0.5%
iShares Barclays US Treasury Inflation
Protected Securities Fund	5,108	570,155

Total Investment Companies — 93.2%
(Cost $98,819,703)		$105,465,923
Other Assets in Excess of Liabilities — 6.8%(a)		7,661,407

Net Assets — 100.0%		$113,127,330

* Non-income producing securities.

(a)Other Assets in Excess of Liabilities includes net unrealized depreciation on future and swap contracts.

ETF — Exchange Traded Fund

Open futures contracts outstanding at October 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2010	Unrealized Depreciation

E-Mini MSCI EAFE Index Future	Morgan Stanley	December 2010	(130)	$(9,994,785)	$(10,498,800)	$(504,015)
Russell 2000 Mini Index Future	Morgan Stanley	December 2010	(19)	(1,192,880)	(1,334,180)	(141,300)

						$(645,315)

Collateral with broker for futures contracts was $1,178,980 at October 31, 2010.

Swap contract outstanding at October 31, 2010:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Depreciation

iShares Dow Jones Real Estate	(1.13)%	7/6/2012	$(5,679,329)	$(176,285)

Cash held as collateral with broker for swap contract was $1,344,428 at October 31, 2010.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF

October 31, 2010 (unaudited)

	Shares	Value

Investment Companies — 95.1%
Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	24,834	$625,320

Corporate Bond Fund — 34.4%
iShares Barclays Credit Bond Fund	3,061	329,547
iShares iBoxx $ Investment Grade
Corporate Bond Fund	60,625	6,811,825

Total Corporate Bond Fund		7,141,372

Currency Harvest Fund — 7.2%
PowerShares DB G10 Currency
Harvest Fund*	63,626	1,491,393

Emerging Equity Fund — 27.4%
iShares MSCI Emerging Markets Index Fund	68,751	3,171,484
Vanguard Emerging Markets ETF	54,000	2,528,820

Total Emerging Equity Fund		5,700,304

International Bond Fund — 5.4%
iShares JPMorgan USD Emerging
Markets Bond Fund	4,980	562,989
PowerShares Emerging Markets
Sovereign Debt Portfolio	8,059	227,989
SPDR Barclays Capital International
Treasury Bond ETF*	5,373	329,043

Total International Bond Fund		1,120,021

Short-Term Treasury Bond Fund — 17.7%
iShares Barclays 1-3 Year Treasury
Bond Fund	19,437	1,642,232
iShares Barclays Short Treasury
Bond Fund	6,677	736,006
SPDR Barclays Capital 1-3 Month
T-Bill ETF*	4,476	205,269
Vanguard Short-Term Bond ETF	13,246	1,085,907

Total Short-Term Treasury Bond Fund		3,669,414

Total Investment Companies — 95.1%
(Cost $18,555,996)		$19,747,824
Other Assets in Excess of Liabilities — 4.9%(a)		1,011,892

Net Assets — 100.0%		$20,759,716

* Non-income producing securities.

(a)Other Assets in Excess of Liabilities includes net unrealized depreciation on future and swap contracts.

ETF — Exchange Traded Fund

Open futures contract outstanding at October 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2010	Unrealized Depreciation
Russell 2000 Index Futures, 12/17/2010, Futures Contract	Morgan Stanley	December 2010	(4)	$(251,718)	$(280,880)	$(29,162)

Collateral with broker for futures contract was $104,931 at October 31, 2010.

Swap contract outstanding at October 31, 2010:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Depreciation

iShares Dow Jones Real Estate	(1.12)%	7/6/2012	$(2,029,877)	$(53,372)

Cash held with broker for swap contract was $413,778 at October 31, 2010.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

Schedules of Investments — IQ Real Return ETF

October 31, 2010 (unaudited)

	Shares	Value

Investment Companies — 99.8%
Currency Fund — 2.6%
CurrencyShares Japanese Yen Trust*	2,137	$262,691

Emerging Equity Fund — 0.5%
iShares MSCI Emerging Markets Index	668	30,815
Vanguard Emerging Markets ETF	521	24,398

Total Emerging Equity Fund		55,213

Gold Fund — 7.3%
PowerShares DB Gold Fund*	15,445	742,595

Short-Term Treasury Bond Fund — 89.4%
iShares Barclays Short Treasury Bond Fund	64,914	7,155,470
SPDR Barclays Capital 1-3 Month T-Bill ETF*	41,981	1,925,249

Total Short-Term Treasury Bond Fund		9,080,719

Total Investment Companies — 99.8%
(Cost $10,042,797)		$10,141,218
Other Assets in Excess of Liabilities — 0.2%		18,020

Net Assets — 100.0%		$10,159,238

* Non-income producing securities.

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF

October 31, 2010 (unaudited)

	Shares	Value

Common Stocks — 89.6%
Australia — 9.0%
Aquila Resources Ltd.*	13,390	$113,268
BHP Billiton Ltd.	33,236	1,365,667
Coal & Allied Industries Ltd.	944	103,635
Macarthur Coal Ltd.	8,629	101,667
New Hope Corp. Ltd.	44,191	212,682
Newcrest Mining Ltd.	14,807	579,972
Whitehaven Coal Ltd.	32,004	218,337
Woodside Petroleum Ltd.	2,197	93,677

Total Australia		2,788,905

Belgium — 0.2%
Umicore	1,162	54,621

Bermuda — 0.3%
People’s Food Holdings Ltd.	146,704	79,345

Canada — 13.9%
Agnico-Eagle Mines Ltd.	3,088	240,036
Barrick Gold Corp.	19,112	922,545
Canadian Natural Resources Ltd.	2,865	104,538
Canfor Corp.*	7,500	70,976
Centerra Gold, Inc.	6,693	133,847
Domtar Corp.	2,003	158,958
Eldorado Gold Corp.	10,449	177,333
Enbridge, Inc.	1,048	58,095
EnCana Corp.	1,455	41,194
Goldcorp, Inc.	14,259	638,124
IAMGOLD Corp.	4,681	85,607
Imperial Oil Ltd.	2,386	91,960
Kinross Gold Corp.	16,739	301,848
New Gold, Inc.*	8,998	66,760
Pan American Silver Corp.	2,932	94,016
Silver Wheaton Corp.*	4,344	125,163
Sino-Forest Corp.*	9,456	187,336
Suncor Energy, Inc.	3,313	106,396
Teck Resources Ltd. Class B	5,421	242,922
TransCanada Corp.	1,332	49,309
West Fraser Timber Co., Ltd.	5,363	233,472
Yamana Gold, Inc.	14,370	158,443

Total Canada		4,288,878

Finland — 1.7%
M-real Oyj Class B*	39,107	133,713
UPM-Kymmene Oyj	24,284	403,340

Total Finland		537,053

France — 3.4%
GDF Suez	6,379	254,282
Suez Environnement Co.	16,279	317,785
Total SA	5,952	323,007
Veolia Environnement	5,530	162,216

Total France		1,057,290

Germany — 0.2%
Suedzucker AG	2,938	69,420

Hong Kong — 1.7%
China Agri-Industries Holdings Ltd.	60,999	88,757
CNOOC Ltd.	108,803	225,401
Hong Kong & China Gas Co. Ltd.	19,000	45,783
Lee & Man Paper Manufacturing Ltd.	212,000	177,207

Total Hong Kong		537,148

Ireland — 0.3%
Kerry Group PLC Class A	2,742	100,804

Italy — 0.7%
Eni SpA	10,147	228,333

Japan — 3.3%
Ajinomoto Co., Inc.	15,550	148,261
Hokuetsu Kishu Paper Co., Ltd.	11,000	50,801
Itoham Foods, Inc.	18,000	58,101
Maruha Nichiro Holdings, Inc.	64,998	106,514
Mitsubishi Materials Corp.*	19,000	59,441
Mitsui & Co., Ltd.	4,800	75,382
Nippon Meat Packers, Inc.	28,310	328,965
Nippon Paper Group, Inc.	4,690	119,128
Nisshin Seifun Group, Inc.	1,000	12,365
Nissin Foods Holdings Co., Ltd.	400	14,480
Sumitomo Metal Mining Co., Ltd.	2,000	31,732
Yamazaki Baking Co., Ltd.	1,000	12,179

Total Japan		1,017,349

Netherlands — 2.4%
CSM	1,036	32,759
New World Resources NV Class A	8,316	102,376
Nutreco Holding NV	4,375	317,905
Royal Dutch Shell PLC Class A	8,848	286,601

Total Netherlands		739,641

Norway — 0.6%
Statoil ASA	8,080	175,482

Portugal — 0.3%
Portucel-Empresa Produtora de
Pasta e Papel SA	25,091	83,453

Singapore — 2.8%
Golden Agri-Resources Ltd.	169,000	84,875
Indofood Agri Resources Ltd.*	22,000	44,195
Olam International Ltd.	40,000	96,736
Straits Asia Resources Ltd.	86,161	152,450
Wilmar International Ltd.	99,997	494,480

Total Singapore		872,736

Spain — 0.6%
Ebro Foods SA	4,165	91,436
Repsol YPF SA	3,443	95,350

Total Spain		186,786

Sweden — 1.1%
Boliden AB	2,674	45,227
Holmen AB B Shares	4,011	126,886
Sandvik AB	10,769	161,743

Total Sweden		333,856

Switzerland — 0.6%
Barry Callebaut AG*	80	64,545
Lindt & Spruengli AG	19	51,639
Sulzer AG	566	68,944

Total Switzerland		185,128

United Kingdom — 13.5%
Anglo American PLC	12,368	575,027
Antofagasta PLC	9,262	195,763
Associated British Foods PLC	11,168	186,946

See notes to financial statements.

Schedules of Investments — IQ Global Resources ETF (continued)

October 31, 2010 (unaudited)

	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
BG Group PLC	9,860	$191,614
BP PLC	54,857	373,450
Centrica PLC	10,433	55,412
Cranswick PLC	2,384	34,113
Eurasian Natural Resources Corp. PLC	12,098	168,375
Kazakhmys PLC	4,437	93,355
Northumbrian Water Group PLC	29,310	166,075
Pennon Group PLC	6,427	64,016
Petropavlovsk PLC	5,054	78,258
Randgold Resources Ltd.	1,515	141,092
Rio Tinto PLC	14,332	924,809
Severn Trent PLC	3,570	79,623
Tate & Lyle PLC	6,654	53,405
United Utilities Group PLC	9,392	91,747
Vedanta Resources PLC	2,280	75,639
Weir Group PLC	3,197	79,635
Xstrata PLC	27,609	533,889

Total United Kingdom		4,162,243

United States — 33.0%
Alpha Natural Resources, Inc.*	1,610	72,724
American Water Works Co., Inc.	2,836	67,724
Anadarko Petroleum Corp.	1,455	89,584
Apache Corp.	950	95,969
Aqua America, Inc.	7,683	165,415
Arch Coal, Inc.	8,683	213,515
Archer-Daniels-Midland Co.	9,978	332,467
Bucyrus International, Inc. Class A	1,030	70,205
Bunge Ltd.	2,168	130,232
Chesapeake Energy Corp.	1,395	30,272
Chevron Corp.	5,127	423,541
ConAgra Foods, Inc.	6,898	155,136
ConocoPhillips	3,816	226,670
CONSOL Energy, Inc.	2,415	88,775
Corn Products International, Inc.	1,204	51,230
Devon Energy Corp.	654	42,523
EOG Resources, Inc.	488	46,711
Exxon Mobil Corp.	14,945	993,394
Flowers Foods, Inc.	1,477	37,634
Flowserve Corp.	767	76,700
Freeport-McMoRan Copper & Gold, Inc.	4,025	381,087
General Mills, Inc.	10,326	387,638
Halliburton Co.	1,894	60,343
Hershey Co.	2,560	126,694
Hess Corp.	697	43,932
Hormel Foods Corp.	16,664	765,211
IDEX Corp.	4,555	164,344
ITT Corp.	5,995	282,904
J.M. Smucker Co.	1,850	118,918
Joy Global, Inc.	1,194	84,714
Kellogg Co.	5,897	296,383
Kraft Foods, Inc. Class A	26,965	870,160
Marathon Oil Corp.	1,374	48,873
Massey Energy Co.	5,347	224,948
McCormick & Co., Inc.	1,599	70,708
MeadWestvaco Corp.	6,377	164,080
National Oilwell Varco, Inc.	902	48,492
Newmont Mining Corp.	9,377	570,778
Occidental Petroleum Corp.	2,089	164,258
Peabody Energy Corp.	2,586	136,800
Pentair, Inc.	6,965	227,965
Royal Gold, Inc.	1,031	51,045
Sara Lee Corp.	10,278	147,284
Schlumberger Ltd.	2,479	173,257
Seaboard Corp.	131	242,881
Smithfield Foods, Inc.*	20,676	346,323
Southwestern Energy Co.*	755	25,557
Titanium Metals Corp.*	1,791	35,211
Tyson Foods, Inc. Class A	34,517	536,739

Total United States		10,207,948

Total Common Stocks — 89.6%
(Cost $25,861,436)		$27,706,419
Other Assets in Excess of Liabilities — 10.4%(a)		3,203,407

Net Assets — 100.0%		$30,909,826

		% of
Industry	Value	Net Assets

Energy	$5,537,914	17.9%
Industrial Metals	4,782,765	15.5
Grains Food Fiber	4,213,589	13.6
Precious Metals	4,070,244	13.2
Livestock	2,736,752	8.9
Water	2,015,093	6.5
Timber	1,838,374	5.9
Coal	1,624,567	5.3
Basic Materials	341,131	1.1
Grains, Food & Fiber	158,177	0.5
Materials	137,736	0.4
Food Products	79,345	0.3
Oil, Gas & Consumable Fuels	95,350	0.3
Distribution/Wholesale	75,382	0.2

Total Common Stocks	$27,706,419	89.6%
Other Assets in Excess of Liabilities(a)	3,203,407	10.4

Total Net Assets	$30,909,826	100.0%

* Non-income producing securities.

(a)Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

Open futures contracts outstanding at October 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2010	Unrealized Depreciation

E-Mini MSCI EAFE Index Future	Morgan Stanley	December 2010	(34)	$(2,606,456)	$(2,745,840)	$(139,384)
S&P 500 E-Mini Future	Morgan Stanley	December 2010	(48)	(2,671,929)	(2,831,280)	(159,351)

						$(298,735)

Collateral with broker for futures contracts was $514,687 at October 31, 2010.

See notes to financial statements.

Schedules of Investments — IQ Merger Arbitrage ETF

October 31, 2010 (unaudited)

	Shares	Value

Common Stocks — 66.8%
Consumer Discretionary — 3.1%
British Sky Broadcasting Group PLC	66,084	$746,453
bwin Interactive Entertainment AG	2,750	131,332

Total Consumer Discretionary		877,785

Consumer Staples — 6.1%
Alberto-Culver Co.	39,557	1,475,080
Casey’s General Stores, Inc.	5,567	230,808

Total Consumer Staples		1,705,888

Energy — 0.3%
American Oil & Gas, Inc.*	10,720	92,621

Financials — 0.4%
NewAlliance Bancshares, Inc.	8,904	114,773

Health Care — 10.7%
Crucell NV*	5,620	181,611
Genzyme Corp.*	28,676	2,068,400
Nighthawk Radiology Holdings, Inc.*	15,445	99,002
SSL International PLC	20,410	378,526
Talecris Biotherapeutics Holdings Corp.*	11,721	287,399

Total Health Care		3,014,938

Industrials — 8.9%
AirTran Holdings, Inc.*	171,104	1,266,170
Dollar Thrifty Automotive Group, Inc.*	26,785	1,242,824

Total Industrials		2,508,994

Information Technology — 12.5%
Diamond Management & Technology
Consultants, Inc.	5,925	73,885
Internet Brands, Inc., Class A*	6,899	91,343
L-1 Identity Solutions, Inc.*	19,317	227,747
McAfee, Inc.*	34,435	1,628,775
Netezza Corp.*	55,952	1,508,466

Total Information Technology		3,530,216

Materials — 11.4%
Andean Resources Ltd.*	32,228	200,280
Pactiv Corp.*	42,416	1,407,363
Potash Corp. of Saskatchewan, Inc.	10,991	1,593,133

Total Materials		3,200,776

Telecommunication Services — 7.3%
Qwest Communications
International, Inc.	311,403	2,055,260

Utilities — 6.1%
Allegheny Energy, Inc.	56,454	1,309,733
Dynegy, Inc.*	33,039	153,301
Mirant Corp.*	22,822	242,141

Total Utilities		1,705,175

Total Common Stocks — 66.8%
(Cost $18,452,080)		$18,806,426
Other Assets in Excess of Liabilities — 33.2%(a)		9,350,768

Net Assets — 100.0%		$28,157,194

* Non-income producing securities.

(a)Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

Open futures contracts outstanding at October 31, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2010	Unrealized Depreciation

E-Mini MSCI EAFE Index Future	Morgan Stanley	December 2010	(34)	$(2,616,495)	$(2,745,840)	$(129,345)
S&P 500 Mini Future	Morgan Stanley	December 2010	(48)	(2,689,830)	(2,831,280)	(141,450)

						$(270,795)

Collateral with broker for futures contracts was $488,000 at October 31, 2010.

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF

October 31, 2010 (unaudited)

	Shares	Value

Common Stocks — 99.5%
Consumer Discretionary — 18.5%
APN News & Media Ltd.	52,559	$99,688
Aristocrat Leisure Ltd.	55,766	191,863
Austar United Communications Ltd.*	75,489	72,144
Billabong International Ltd.	26,919	214,518
Consolidated Media Holdings Ltd.	24,067	79,028
David Jones Ltd.	64,819	301,794
Flight Centre Ltd.	7,147	159,865
G.U.D. Holdings Ltd.	8,550	87,495
Invocare Ltd.	13,155	84,330
JB Hi-Fi Ltd.	13,989	272,595
Myer Holdings Ltd.	75,292	283,397
Navitas Ltd.	24,779	93,025
Pacific Brands Ltd.*	120,729	128,397
Southern Cross Media Group Ltd.	39,181	86,028
Ten Network Holdings Ltd.	118,852	167,758
West Australian Newspapers
Holdings Ltd.	21,763	152,738
Wotif.com Holdings Ltd.	15,325	70,301

Total Consumer Discretionary		2,544,964

Consumer Staples — 3.1%
Goodman Fielder Ltd.	171,579	249,750
GrainCorp Ltd.	23,522	173,614

Total Consumer Staples		423,364

Energy — 8.9%
Aquila Resources Ltd.*	18,745	158,566
AWE Ltd.*	69,430	102,423
Beach Energy Ltd.	140,215	92,084
Eastern Star Gas Ltd.*	105,828	87,654
Extract Resources Ltd.*	12,228	91,692
Gloucester Coal Ltd.*	2,371	24,519
Karoon Gas Australia Ltd.*	20,639	189,356
Linc Energy Ltd.*	38,670	73,534
Riversdale Mining Ltd.*	19,606	206,015
Whitehaven Coal Ltd.	28,363	193,498

Total Energy		1,219,341

Financials — 8.8%
Bank of Queensland Ltd.	27,290	278,464
Bendigo and Adelaide Bank Ltd.	45,324	402,061
Challenger Financial Services Group Ltd.	60,365	272,181
IOOF Holdings Ltd.	23,361	164,411
Tower Australia Group Ltd.	38,731	91,494

Total Financials		1,208,611

Health Care — 5.9%
Ansell Ltd.	17,543	233,001
Pharmaxis Ltd.*	28,288	78,193
Primary Health Care Ltd.	57,524	175,921
Ramsay Health Care Ltd.	16,695	256,103
Sigma Pharmaceuticals Ltd.*	149,309	65,859

Total Health Care		809,077

Industrials — 20.1%
Boart Longyear Group	59,726	211,927
Bradken Ltd.	17,367	139,419
Cabcharge Australia Ltd.	14,298	80,305
Crane Group Ltd.	10,009	74,366
CSR Ltd.	200,424	357,549
Downer EDI Ltd.	42,880	213,097
Emeco Holdings Ltd.	81,961	71,501
GWA Group Ltd.	38,639	116,273
Hills Industries Ltd.	26,460	56,022
Macmahon Holdings Ltd.	78,032	37,861
Mermaid Marine Australia Ltd.	22,375	62,506
Mineral Resources Ltd.	14,120	137,712
Monadelphous Group Ltd.	10,269	168,298
SAI Global Ltd.	24,517	105,258
Seek Ltd.	42,280	299,632
Spotless Group Ltd.	33,641	75,183
Transfield Services Ltd.	45,886	155,622
UGL Ltd.	21,196	306,243
Virgin Blue Holdings Ltd.*	213,520	89,996

Total Industrials		2,758,770

Information Technology — 1.8%
carsales.com.au Ltd.	12,916	60,136
Iress Market Technology Ltd.	12,927	110,872
Silex Systems Ltd.*	14,437	74,152

Total Information Technology		245,160

Materials — 29.9%
Adelaide Brighton Ltd.	62,746	220,183
Andean Resources Ltd.*	56,910	353,665
Aquarius Platinum Ltd.	50,961	293,218
Atlas Iron Ltd.*	61,326	150,880
Avoca Resources Ltd.*	28,200	87,071
Brockman Resources Ltd.*	13,406	53,088
Coal of Africa Ltd.*	49,786	69,296
CuDeco Ltd.*	15,874	37,188
Gindalbie Metals Ltd.*	70,463	72,521
Iluka Resources Ltd.*	54,171	357,352
Independence Group NL	14,551	99,840
Indophil Resources NL*	43,955	43,516
Kagara Ltd.*	67,412	50,219
Kingsgate Consolidated Ltd.	13,057	128,369
Lynas Corp., Ltd.*	209,141	300,325
Macarthur Coal Ltd.	18,828	221,832
Medusa Mining Ltd.	19,148	104,543
Minara Resources Ltd.*	44,460	33,121
Mineral Deposits Ltd.*	73,116	82,419
Mirabela Nickel Ltd.*	50,990	78,969
Mount Gibson Iron Ltd.*	83,071	164,481
Murchison Metals Ltd.*	43,456	66,023
Nufarm Ltd.*	23,198	103,461
OceanaGold Corp.	15,916	54,135
OM Holdings Ltd.	36,857	58,345
PanAust Ltd.*	304,159	222,112
Panoramic Resources Ltd.	24,936	57,439
Perseus Mining Ltd.*	47,625	139,579
Sandfire Resources NL*	10,604	83,256
St. Barbara Ltd.*	252,434	102,686
Western Areas NL	18,458	106,384
White Energy Co., Ltd.*	29,163	108,625

Total Materials		4,104,141

Telecommunication Services — 0.6%
iiNet Ltd.	11,927	33,319
TPG Telecom Ltd.	36,398	55,657

Total Telecommunication Services		88,976

Utilities — 1.9%
Energy World Corp., Ltd.*	107,753	41,191
Envestra Ltd.	91,225	46,498
Spark Infrastructure Group	153,357	168,359

Total Utilities		256,048

Total Common Stocks — 99.5%
(Cost $13,164,574)		$13,658,452
Other Assets in Excess of Liabilities — 0.5%		73,610

Net Assets — 100.0%		$13,732,062

*	Non-income producing securities.

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF

October 31, 2010 (unaudited)

	Shares	Value

Common Stocks — 99.8%
Consumer Discretionary — 2.5%
Dollarama, Inc.*	6,712	$177,298
Great Canadian Gaming Corp.*	9,103	72,191
RONA, Inc.*	18,048	230,566

Total Consumer Discretionary		480,055

Consumer Staples — 1.4%
Cott Corp.*	13,963	115,123
Jean Coutu Group, Inc. Class A	15,924	143,498

Total Consumer Staples		258,621

Energy — 18.7%
AltaGas Ltd.	11,843	237,069
Bankers Petroleum Ltd.*	33,421	234,827
Birchcliff Energy Ltd.*	16,768	140,722
BlackPearl Resources, Inc.*	39,743	167,939
Celtic Exploration Ltd.*	10,322	124,562
Connacher Oil and Gas Ltd.*	54,651	62,299
Crew Energy, Inc.*	12,369	239,698
Denison Mines Corp.*	41,222	86,689
Ensign Energy Services, Inc.	17,205	214,048
Fairborne Energy Ltd.*	12,049	47,836
Flint Energy Services Ltd.*	6,746	105,605
Galleon Energy, Inc. Class A*	8,390	32,155
Gran Tierra Energy, Inc.*	33,973	253,729
Legacy Oil + Gas, Inc. Class A*	14,883	179,602
Nuvista Energy Ltd.	11,748	106,559
OPTI Canada, Inc.*	31,452	21,636
Precision Drilling Corp.*	39,776	312,704
Progress Energy Resources Corp.	23,168	246,570
Questerre Energy Corp.*	29,676	50,452
Savanna Energy Services Corp.	9,880	56,798
SilverBirch Energy Corp.*	516	3,296
Trican Well Service Ltd.	21,067	366,023
Uranium One, Inc.*	64,608	264,756

Total Energy		3,555,574

Financials — 9.8%
AGF Management Ltd. Class B	9,790	159,415
Canadian Western Bank	9,641	240,267
Dundee Corp. Class A*	9,929	148,310
DundeeWealth, Inc.	7,138	115,740
GMP Capital, Inc.	7,085	80,068
Industrial Alliance Insurance and
Financial Services, Inc.	11,611	365,126
Onex Corp.	13,279	389,783
TMX Group, Inc.	10,712	357,067

Total Financials		1,855,776

Health Care — 0.6%
Nordion, Inc.*	9,927	111,406

Industrials — 7.7%
Aecon Group, Inc.	7,425	88,581
Air Canada Class B*	20,988	77,756
ATS Automation Tooling Systems, Inc.*	11,263	79,580
CAE, Inc.	36,920	415,060
IESI-BFC Ltd.	15,890	372,734
Russel Metals, Inc.	8,689	171,457
WestJet Airlines Ltd*	19,947	249,142

Total Industrials		1,454,310

Information Technology — 3.2%
Celestica, Inc.*	29,105	245,688
Open Text Corp.*	8,181	362,742

Total Information Technology		608,430

Materials — 55.5%
Alamos Gold, Inc.	16,748	259,877
Anatolia Minerals Development Ltd.*	16,354	121,176
Anvil Mining Ltd.*	14,149	65,211
Aura Minerals, Inc.*	23,037	100,289
Aurizon Mines Ltd.*	23,346	156,466
B2Gold Corp.*	35,029	78,485
Canfor Corp.*	10,695	101,212
Capstone Mining Corp.*	29,449	103,604
Cascades, Inc.	8,713	57,539
Centerra Gold, Inc.	22,666	453,275
China Gold Intl Res Corp., Inc.*	13,294	65,582
Colossus Minerals, Inc.*	12,426	101,352
Consolidated Thompson Iron Mines Ltd.*	26,923	261,399
Detour Gold Corp.*	11,893	348,165
Dundee Precious Metals, Inc.*	14,381	85,500
Eastern Platinum Ltd.*	99,659	182,160
Equinox Minerals Ltd.*	85,406	464,966
European Goldfields Ltd.*	19,513	264,239
Exeter Resource Corp.*	9,431	54,681
First Majestic Silver Corp.*	13,760	105,742
Fronteer Gold, Inc.*	17,694	141,016
Gabriel Resources Ltd.*	33,339	206,731
Gammon Gold, Inc.*	18,504	126,742
Golden Star Resources Ltd.*	37,551	197,423
Grande Cache Coal Corp.*	12,663	87,108
Great Basin Gold Ltd.*	51,037	143,441
Guyana Goldfields, Inc.*	11,383	123,830
Harry Winston Diamond Corp.*	12,239	156,716
HudBay Minerals, Inc.	21,461	339,546
Inmet Mining Corp.	8,059	482,938
Jaguar Mining, Inc.*	10,759	69,887
Lake Shore Gold Corp.*	35,422	120,440
Lundin Mining Corp.*	72,906	462,827
Mercator Minerals Ltd.*	29,011	90,945
Methanex Corp.	13,281	370,657
Minefinders Corp., Ltd.*	8,487	74,728
Neo Material Technologies, Inc.*	14,191	82,558
Nevsun Resources Ltd.*	28,319	161,688
New Gold, Inc.*	56,379	418,299
North American Palladium Ltd.*	16,377	76,445
Northgate Minerals Corp.*	38,527	109,417
NovaGold Resources, Inc.*	24,785	278,636
Pan American Silver Corp.	15,271	489,674
Quadra FNX Mining Ltd.*	27,176	384,566
Rubicon Minerals Corp.*	31,458	116,545
SEMAFO, Inc.*	38,715	465,676
Sherritt International Corp.	42,411	330,502
Silvercorp Metals, Inc.	23,932	224,363
Taseko Mines Ltd.*	27,196	172,380
Thompson Creek Metals Co., Inc.*	19,093	230,407
Torex Gold Resources, Inc.*	43,580	58,672
Ventana Gold Corp.*	12,041	107,915
Western Coal Corp.*	29,571	200,511

Total Materials		10,534,149

Telecommunication Services — 0.4%
Manitoba Telecom Services, Inc.	2,968	84,963

Total Common Stocks — 99.8%
(Cost $16,954,378)		$18,943,284
Other Assets in Excess of Liabilities — 0.2%		39,531

Net Assets — 100.0%		$18,982,815

*	Non-income producing securities.

See notes to financial statements.

Schedules of Investments — IQ South Korea Small Cap ETF

October 31, 2010 (unaudited)

	Shares	Value

Common Stocks — 99.9%
Consumer Discretionary — 18.7%
China Great Star International Ltd.	6,947	$16,576
CJ Internet Corp.	2,239	29,250
Dongyang Mechatronics Corp.	3,250	35,525
Hanil E-Wha Co., Ltd.	3,690	24,365
Hotel Shilla Co., Ltd.	4,785	121,831
Hwa Shin Co., Ltd.	2,310	31,512
Hyundai Greenfood Co., Ltd.	9,340	90,474
Interpark Corp.*	4,572	18,121
Kumho Tire Co., Inc.*	4,076	25,718
LG Fashion Corp.	2,785	79,448
Nexen Tire Corp.	4,910	39,926
ON*Media Corp.*	10,180	30,940
Paradise Co., Ltd.	7,913	28,832
Pyeong Hwa Automotive Co., Ltd.	1,398	21,742
S&T Dynamics Co., Ltd.	3,210	70,034
SBS Media Holdings Co., Ltd.	7,950	20,701
Sejong Industrial Co., Ltd.	1,000	12,220
SL Corp.	2,150	36,781
SM Entertainment Co.*	1,519	27,943
Ssangyong Motor Co.*	3,780	35,272
Sungwoo Hitech Co., Ltd.	3,115	39,171

Total Consumer Discretionary		836,382

Consumer Staples — 1.5%
Daesang Corp.*	2,680	19,697
Halim Co., Ltd.*	8,235	33,481
Kook Soon Dang Brewery Co., Ltd.	1,087	13,186

Total Consumer Staples		66,364

Financials — 9.5%
Daishin Securities Co., Ltd.	6,058	82,909
Eugene Investment & Securities Co., Ltd.*	60,656	36,925
Hanwha Securities Co., Ltd.	8,573	62,169
KTB Securities Co., Ltd.*	7,120	32,333
Meritz Fire & Marine Insurance Co., Ltd.	12,863	88,249
Meritz Securities Co., Ltd.*	24,340	21,739
NH Investment & Securities Co., Ltd.	3,550	32,495
SK Securities Co., Ltd.	31,630	66,338

Total Financials		423,157

Health Care — 3.4%
Bukwang Pharmaceutical Co., Ltd.	1,954	21,532
Chabio & Diostech Co., Ltd.*	7,555	98,697
RNL Bio Co., Ltd.*	9,680	33,249

Total Health Care		153,478

Industrials — 23.7%
BHI Co., Ltd.	517	13,232
Dongkuk Structures &
Construction Co., Ltd.	2,963	23,883
Doosan Engineering &
Construction Co., Ltd.	4,910	32,290
Hyunjin Materials Co., Ltd.	1,310	22,702
Iljin Electric Co., Ltd.	2,470	25,792
Korea Line Corp.*	1,254	45,245
Kumho Industrial Co., Ltd.*	52,275	200,227
NEPES Corp.	2,431	35,863
Pyeong San Co., Ltd.*	1,355	13,005
SDN Co., Ltd.	2,170	20,249
Sewon Cellontech Co., Ltd.	3,280	16,848
STX Corp.*	4,442	136,191
STX Engine Co., Ltd.	2,930	106,108
STX Offshore & Shipbuilding Co., Ltd.	6,890	166,548
Sung Kwang Bend Co., Ltd.	2,229	51,206
Taihan Electric Wire Co., Ltd.*	9,996	63,338
TK Corp.*	2,178	50,228
Unison Co., Ltd.*	1,361	10,958
Wooree ETI Co., Ltd.	3,950	26,924

Total Industrials		1,060,837

Information Technology — 23.0%
Ace Digitech Co., Ltd.*	1,934	32,828
Atto Co., Ltd.*	3,322	22,171
Daea TI Co., Ltd.*	8,650	20,909
Daeduck Electronics Co.	5,663	42,123
Daeduck GDS Co., Ltd.	2,440	19,407
Danal Co., Ltd.*	1,477	20,870
Daou Technology, Inc.	4,020	32,153
Daum Communications Corp.*	1,524	106,318
Digitech Systems Co., Ltd.	1,552	30,206
DMS Co., Ltd.*	2,233	23,813
Duksan Hi-Metal Co., Ltd.*	2,194	45,430
DuzonBIzon Co., Ltd.*	2,210	40,164
GameHi Co., Ltd.*	10,743	13,509
Hanmi Semiconductor Co., Ltd.	1,550	11,047
Iljin Display Co., Ltd.*	2,060	18,069
IPS Ltd.*	1,446	18,762
Jusung Engineering Co., Ltd.*	3,139	54,955
KEC Corp.*	19,100	24,273
Korea Digital Communications Corp.*	8,257	21,537
L&F Co., Ltd.	1,193	32,442
Lumens Co., Ltd.*	3,527	31,344
Neowiz Games Corp.*	1,978	87,892
Partron Co., Ltd.	2,088	35,535
POSCO ICT Co., Ltd.*	5,241	45,505
Sam Young Electronics Co., Ltd.	1,440	17,532
SBS Contents Hub Co., Ltd.	1,125	14,397
SFA Engineering Corp.	2,303	98,649
Simm Tech Co., Ltd.*	2,778	33,946
SK Communications Co., Ltd.*	2,160	34,840

Total Information Technology		1,030,626

Materials — 20.1%
Capro Corp.*	3,330	58,743
Dongbu HiTek Co., Ltd.*	3,970	39,338
Dongbu Steel Co., Ltd.	3,700	32,257
Dongjin Semichem Co., Ltd.	4,287	24,840
Dongkuk Industries Co., Ltd.	4,732	23,213
Foosung Co., Ltd.*	7,280	28,855
Hansol Paper Co., Ltd.	6,150	61,213
Korea Kumho Petrochemical Co., Ltd.*	2,151	142,221
KP Chemical Corp.	6,650	98,989
MNTECH Co., Ltd.	1,900	18,658
Namhae Chemical Corp.	3,040	53,897
Poongsan Corp.	2,820	100,746
Shinwha Intertek Corp.	1,583	15,405
SKC Co., Ltd.	2,898	98,768
SSCP Co., Ltd.*	3,516	24,029
TechnoSemiChem Co., Ltd.	1,165	33,130
Woongjin Chemical Co., Ltd.*	40,030	45,891

Total Materials		900,193

Total Common Stocks — 99.9%
(Cost $3,513,646)		$4,471,037
Other Assets in Excess of Liabilities — 0.1%		2,627

Net Assets — 100.0%		$4,473,664

*	Non-income producing securities.

See notes to financial statements.

Schedules of Investments — IQ Taiwan Small Cap ETF

October 31, 2010 (unaudited)

	Shares	Value

Common Stocks — 99.6%
Consumer Discretionary — 8.4%
Altek Corp.	29,585	$42,414
Ambassador Hotel	25,000	39,556
Asia Optical Co., Inc.*	12,000	20,495
Aurora Corp.	9,000	16,106
Makalot Industrial Co., Ltd.	3,000	6,858
Merida Industry Co., Ltd.	14,000	24,277
Nien Hsing Textile Co., Ltd.	25,210	19,224
Sanyang Industrial Co., Ltd.*	57,000	30,807
Shinkong Textile Co., Ltd.	19,000	23,919
Taiwan Acceptance Corp.	8,000	14,291

Total Consumer Discretionary		237,947

Consumer Staples — 4.4%
Great Wall Enterprise Co., Ltd.	32,550	34,121
Hey Song Corp.	35,000	28,232
Lien Hwa Industrial Corp.	43,000	31,666
Taiwan Tea Corp.	47,000	30,928

Total Consumer Staples		124,947

Financials — 7.4%
China Bills Finance Corp.	75,000	22,239
Chong Hong Construction Co., Ltd.	16,280	40,140
Hung Poo Real Estate Development Corp.	16,000	23,800
Kindom Construction Co. Ltd.	25,000	22,043
Masterlink Securities Corp.	86,000	34,404
Prince Housing & Development Corp.	59,280	43,558
Radium Life Tech Co., Ltd.	1,020	1,363
Shining Building Business Co., Ltd.*	20,900	21,090

Total Financials		208,637

Industrials — 10.2%
AcBel Polytech, Inc.	27,000	24,380
ACES Electronic Co., Ltd.	1,792	3,927
BES Engineering Corp.	104,000	27,001
Champion Building Materials Co., Ltd.	27,000	21,602
China Electric Manufacturing Corp.	24,000	19,320
Eastern Media International Corp.*	56,000	14,722
First Steamship Co., Ltd.	11,000	21,913
Globe Union Industrial Corp.	10,000	10,499
King Slide Works Co., Ltd.	1,200	5,545
Phihong Technology Co., Ltd.	17,554	36,287
Shih Wei Navigation Co., Ltd.	14,000	17,968
Shin Zu Shing Co., Ltd.	8,000	20,691
Silitech Technology Corp.	9,070	27,457
Yungtay Engineering Co., Ltd.	27,000	35,754

Total Industrials		287,066

Information Technology — 51.2%
Ali Corp.	10,000	15,316
Alpha Networks, Inc.	23,000	20,430
Arcadyan Technology Corp.	99	205
Asia Vital Components Co., Ltd.	17,000	18,765
Career Technology MFG. Co., Ltd.	22,000	27,265
Chang Wah Electromaterials, Inc.	4,000	18,941
Compeq Manufacturing Co., Ltd.*	80,000	26,517
CyberLink Corp.	8,062	29,751
CyberTAN Technology, Inc.	25,000	32,779
Darfon Electronics Corp.	20,800	25,540
D-Link Corp.	51,000	51,464
Elite Semiconductor Memory
Technology, Inc.	9,000	14,446
Elitegroup Computer Systems Co., Ltd.	59,000	22,447
Forhouse Corp.	25,000	24,615
Formosa Epitaxy, Inc.	20,000	26,452
Gemtek Technology Corp.	22,460	34,913
Getac Technology Corp.	29,000	17,142
Gigabyte Technology Co., Ltd.	39,000	38,272
Global Mixed-Mode Technology, Inc.	6,000	27,334
Greatek Electronics, Inc.	41,839	40,033
Green Energy Technology, Inc.	9,224	26,237
Hannstar Board Corp.	14,099	9,807
Holtek Semiconductor, Inc.	13,000	19,126
Holystone Enterprise Co., Ltd.	21,746	26,418
Infortrend Technology, Inc.	14,000	18,379
ITE Technology, Inc.	14,000	24,506
ITEQ Corp.	22,000	32,258
Jess-Link Products Co., Ltd.	9,900	27,675
King Yuan Electronics Co., Ltd.*	97,000	44,031
Kinpo Electronics, Inc.*	113,000	39,670
Lotes Co., Ltd.	1,180	6,127
Neo Solar Power Corp.*	20,430	49,905
Opto Technology Corp.	26,000	18,298
Pan Jit International, Inc.*	24,000	29,861
Radiant Opto-Electronics Corp.	31,960	48,167
Ralink Technology Corp.	12,200	45,818
Senao International Co., Ltd.	9,000	15,430
Sintek Photronic Corp.*	59,000	43,737
Solartech Energy Corp.	13,460	35,912
Sonix Technology Co., Ltd.	12,000	25,198
Sunplus Technology Co., Ltd.*	26,000	19,359
Sunrex Technology Corp.	18,000	18,663
Taiflex Scientific Co., Ltd.	11,000	23,170
Taiwan PCB Techvest Co., Ltd.	15,000	22,190
Tong Hsing Electronic Industries, Ltd.	8,000	33,571
TXC Corp.	22,439	41,402
Unity Opto Technology Co., Ltd.	25,402	38,740
Visual Photonics Epitaxy Co., Ltd.	12,243	24,629
Wah Lee Industrial Corp.	13,000	24,284
Walsin Technology Corp.*	42,000	24,551
Wistron NeWeb Corp.	14,697	31,677
Yosun Industrial Corp.	23,514	40,545

Total Information Technology		1,441,968

Materials — 18.0%
Cheng Loong Corp.	67,000	30,194
China Metal Products Co., Ltd.	19,749	20,251
China Synthetic Rubber Corp.	42,000	41,765
Everlight Chemical Industrial Corp.	23,000	27,453
Formosan Rubber Group, Inc.	34,000	26,870
Grand Pacific Petrochemical Corp.	70,000	38,747
Ho Tung Chemical Corp.*	53,760	28,266
Oriental Union Chemical Corp.	46,000	48,521
Shinkong Synthetic Fibers Corp.	118,000	59,729
TA Chen Stainless Pipe Co., Ltd.	40,700	26,915
Taiwan Hon Chuan Enterprise Co., Ltd.	18,320	36,435
UPC Technology Corp.	57,099	43,260
USI Corp.	50,280	43,595
Yieh Phui Enterprise Co., Ltd.	100,800	36,210

Total Materials		508,211

Total Common Stocks — 99.6%
(Cost $2,542,084)		$2,808,776
Other Assets in Excess of Liabilities — 0.4%		10,134

Net Assets — 100.0%		$2,818,910

*	Non-income producing securities.

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2010 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF

Assets
Investments, at cost:	$98,819,703	$18,555,996	$10,042,797	$25,861,436

Investments, at value	$105,465,923	$19,747,824	$10,141,218	$27,706,419
Cash*	7,919,124	1,080,258	22,449	3,313,556
Foreign cash**	—	—	—	63,714
Dividend and interest receivable	—	—	—	25,940

Total assets	113,385,047	20,828,082	10,163,667	31,109,629

Liabilities
Unrealized depreciation on swap transactions	176,285	53,372	—	—
Advisory fees payable	70,786	13,040	4,139	17,831
Variation margin payable	9,390	1,840	—	1,130
Compliance fees payable	962	41	59	28
Trustee fees payable	196	47	204	53
Payable for investments purchased	—	—	—	180,734
Accrued expenses and other liabilities	98	26	27	27

Total Liabilities	257,717	68,366	4,429	199,803

Net Assets	$113,127,330	$20,759,716	$10,159,238	$30,909,826

Composition of Net Assets
Paid in capital	$108,461,935	$19,661,191	$10,009,944	$28,314,582
Undistributed (accumulated) net
investment income (loss)	1,432,605	83,144	(18,689)	93,292
Undistributed (accumulated) net
realized gain (loss) on investments,
swap transactions, futures contracts
and foreign currency translations	(2,591,829)	(93,913)	69,561	955,013
Net unrealized appreciation (depreciation)
on investments, swap transactions, futures
contracts, and foreign currency translations	5,824,619	1,109,294	98,422	1,546,939

Net Assets	$113,127,330	$20,759,716	$10,159,238	$30,909,826

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited
shares authorized)	4,054,000	750,000	400,000	1,050,000
Net Asset Value	$27.91	$27.68	$25.40	$29.44

* Includes cash held as collateral as follows:	$2,523,408	$518,709	$—	$—
**Cost of foreign cash as follows:	$—	$—	$—	$61,331

See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2010 (unaudited)

	IQ Merger Arbitrage ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF	IQ Taiwan Small Cap ETF

Assets
Investments, at cost:	$18,452,080	$13,164,574	$16,954,378	$3,513,646	$2,542,084

Investments, at value	$18,806,426	$13,658,452	$18,943,284	$4,471,037	$2,808,776
Cash*	9,339,443	3,969	18,725	884	1,297
Foreign cash**	17,169	253,962	54,042	4,711	13,802
Dividend and interest receivable	13,849	28,240	1,843	—	1,337

Total assets	28,176,887	13,944,623	19,017,894	4,476,632	2,825,212

Liabilities
Advisory fees payable	17,991	6,327	9,978	2,920	1,902
Variation margin payable	1,130	—	—	—	—
Trustee fees payable	373	146	93	13	1
Compliance fees payable	169	29	17	6	2
Payable for investments purchased	—	206,030	24,962	—	4,396
Accrued expenses and other
liabilities	30	29	29	29	1

Total Liabilities	19,693	212,561	35,079	2,968	6,302

Net Assets	$28,157,194	$13,732,062	$18,982,815	$4,473,664	$2,818,910

Composition of Net Assets
Paid in capital	$28,502,188	$13,086,544	$16,900,645	$3,597,243	$2,500,000
Undistributed (accumulated) net
investment income (loss)	31,441	128,309	(813)	(49,144)	57,201
Undistributed (accumulated) net
realized gain (loss) on investments,
swap transactions, futures contracts
and foreign currency translations	(460,727)	26,399	94,327	(31,820)	(5,054)
Net unrealized appreciation
(depreciation) on investments, swap
transactions, futures contracts and
foreign currency translations	84,292	490,810	1,988,656	957,385	266,763

Net Assets	$28,157,194	$13,732,062	$18,982,815	$4,473,664	$2,818,910

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	1,100,000	500,000	650,000	150,000	100,000
Net Asset Value	$25.60	$27.46	$29.20	$29.82	$28.19

* Includes cash held as collateral
as follows:	$—	$—	$—	$—	$—
** Cost of foreign cash as follows:	$16,516	$284,172	$53,949	$4,717	$13,767

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2010 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF

Investment Income
Dividend income*	$1,395,517	$140,434	$6,772	$131,081
Interest income	9	—	—	—

Total investment income	1,395,526	140,434	6,772	131,081

Expenses
Advisory fees	370,873	57,545	25,079	56,401
Compliance fees	2,196	298	165	158
Trustee fees	1,891	323	289	284
Miscellaneous	123	80	68	485

Total expenses	375,083	58,246	25,601	57,328

Net investment income (loss)	1,020,443	82,188	(18,829)	73,753

Realized and Unrealized Gain (Loss) on
Investments, Swap transactions, Futures
Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	970,529	79,458	85,059	737,032
Swap transactions	(104,117)	(25,255)	—	—
Futures contracts	(765,668)	67,580	—	17,764
Foreign currency translations	—	—	—	19,448

Net realized gain	100,744	121,783	85,059	774,244

Net change in net unrealized appreciation
(depreciation) on:
Investment securities	1,855,634	622,616	107,352	1,362,284
Swap transactions	308,281	(3,798)	—	—
Futures contracts	(645,315)	(29,162)	—	(295,135)
Foreign currency translations	—	—	—	764

Net change in net unrealized appreciation
(depreciation)	1,518,600	589,656	107,352	1,067,913

Net gain and unrealized appreciation
(depreciation)	1,619,344	711,439	192,411	1,842,157

Net Increase (Decrease) in Net Assets
Resulting from Operations	$2,639,787	$793,627	$173,582	$1,915,910

*Net of foreign taxes withheld of:	$—	$—	$—	$6,378

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2010 (unaudited)

	IQ Merger Arbitrage ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF	IQ Taiwan Small Cap ETF**

Investment Income
Dividend income*	$142,529	$149,468	$37,481	$—	$66,631
Interest income	—	2	—	21	—

Total investment income	142,529	149,470	37,481	21	66,631

Expenses
Advisory fees	106,236	29,346	36,547	14,195	9,331
Trustee fees	706	210	199	106	63
Compliance fees	407	113	112	40	25
Miscellaneous	136	191	70	57	11

Total expenses	107,485	29,860	36,928	14,398	9,430

Net investment income (loss)	35,044	119,610	553	(14,377)	57,201

Realized and Unrealized Gain (Loss)
on Investments, Swap transactions,
Futures Contracts and Foreign
Currency Translations
Net realized gain (loss) from:
Investment securities	(792,476)	19,827	91,364	(14,728)	(5,882)
Futures contracts	171,543	—	—	—	—
Foreign currency translations	(59,275)	6,572	2,963	(17,007)	828

Net realized gain (loss)	(680,208)	26,399	94,327	(31,735)	(5,054)

Net change in net unrealized
appreciation (depreciation) on:
Investment securities	96,418	475,996	1,865,206	872,359	266,692
Futures contracts	(341,820)	—	—	—	—
Foreign currency translations	486	(3,199)	(223)	(8)	71

Net change in net unrealized
appreciation (depreciation)	(244,916)	472,797	1,864,983	872,351	266,763

Net gain (loss) and unrealized
appreciation (depreciation)	(925,124)	499,196	1,959,310	840,616	261,709

Net Increase (Decrease) in Net
Assets Resulting from Operations	$(890,080)	$618,806	$1,959,863	$826,239	$318,910

*Net of foreign taxes withheld of:	$165	$782	$6,615	$—	$19,983

**	Commencement of operations was May 18, 2010.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Real Return ETF		IQ Global Resources ETF

	For the Six Months Ended October 31, 2010 (unaudited)	For the Year Ended April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period June 8, 2009* to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period October 26, 2009* to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period October 26, 2009* to April 30, 2010

Increase (Decrease) in Net
Assets from Operations
Net investment income (loss)	$1,020,443	$1,141,698	$82,188	$64,769	$(18,829)	$(6,970)	$73,753	$31,369
Net realized gain (loss)	100,744	(2,355,706)	121,783	(223,459)	85,059	(22,114)	774,244	178,709
Net change in net unrealized
appreciation (depreciation)	1,518,600	4,176,583	589,656	519,638	107,352	(8,930)	1,067,913	479,026

Net increase (decrease) in
net assets resulting from
operations	2,639,787	2,962,575	793,627	360,948	173,582	(38,014)	1,915,910	689,104

Dividends and Distributions to
Shareholders from:
Net investment income	—	(646,883)	—	(61,910)	—	—	—	(10,753)

Capital Share Transactions
Proceeds from shares
created	62,463,404	82,803,467	18,753,280	10,315,381	5,046,672	13,781,645	38,886,199	7,570,677
Cost of shares redeemed	(44,615,249)	(4,015,606)	(9,401,610)	—	(8,804,647)	—	(18,141,311)	—

Net increase from capital
share transactions	17,848,155	78,787,861	9,351,670	10,315,381	(3,757,975)	13,781,645	20,744,888	7,570,677

Total increase (decrease)
in net assets	20,487,942	81,103,553	10,145,297	10,614,419	(3,584,393)	13,743,631	22,660,798	8,249,028

Net Assets
Beginning of period	92,639,388	11,535,835	10,614,419	—	13,743,631	—	8,249,028	—

End of period	$113,127,330	$92,639,388	$20,759,716	$10,614,419	$10,159,238	$13,743,631	$30,909,826	$8,249,028

Including undistributed net
investment income (net of
accumulated net investment
loss) as follows:	$1,432,605	$412,162	$83,144	$956	$(18,689)	$140	$93,292	$19,539

Changes in Shares Outstanding
Shares outstanding, beginning
of period	3,404,000	454,000	400,000	—	550,000	—	300,000	—
Shares created	2,300,000	3,100,000	700,000	400,000	200,000	550,000	1,400,000	300,000
Shares redeemed	(1,650,000)	(150,000)	(350,000)	—	(350,000)	—	(650,000)	—

Shares outstanding, end
of period	4,054,000	3,404,000	750,000	400,000	400,000	550,000	1,050,000	300,000

*	Commencement of Operations

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF		IQ Canada Small Cap ETF		IQ South Korea Small Cap ETF		IQ Taiwan Small Cap ETF

	For the Six Months Ended October 31, 2010 (unaudited)	For the Period November 16, 2009* to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period March 22, 2010* to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period March 22, 2010* to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period April 13, 2010* to April 30, 2010	For the Period May 18, 2010* to October 31, (unaudited)

Increase (Decrease)
in Net Assets from
Operations
Net investment
income (loss)	$35,044	$11,030	$119,610	$8,575	$553	$(1,346)	$(14,377)	$(941)	$57,201
Net realized
gain (loss)	(680,208)	205,068	26,399	124	94,327	(20)	(31,735)	(34,020)	(5,054)
Net change in net
unrealized
appreciation
(depreciation)	(244,916)	329,208	472,797	18,013	1,864,983	123,673	872,351	85,034	266,763

Net increase (decrease)
in net assets resulting
from operations	(890,080)	545,306	618,806	26,712	1,959,863	122,307	826,239	50,073	318,910

Dividends and
Distributions to
Shareholders from:
Net investment
income	—	(241)	—	—	—	—	—	—	—

Capital Share
Transactions
Proceeds from shares
created	7,638,035	31,057,239	4,140,430	8,946,114	9,236,280	8,984,430	1,097,352	2,500,000	2,500,000
Cost of shares
redeemed	(10,193,065)	—	—	—	(1,320,065)	—	—	—	—

Net increase (decrease)
from capital share
transactions	(2,555,030)	31,057,239	4,140,430	8,946,114	7,916,215	8,984,430	1,097,352	2,500,000	2,500,000

Total increase
(decrease) in
net assets	(3,445,110)	31,602,304	4,759,236	8,972,826	9,876,078	9,106,737	1,923,591	2,550,073	2,818,910

Net Assets
Beginning of period	31,602,304	—	8,972,826	—	9,106,737	—	2,550,073	—	—

End of period	$28,157,194	$31,602,304	$13,732,062	$8,972,826	$18,982,815	$9,106,737	$4,473,664	$2,550,073	$2,818,910

Including undistributed
net investment
income (net of
accumulated net
investment loss)
as follows:	$31,441	$(3,603)	$128,309	$8,699	$(813)	$(1,366)	$(49,144)	$(34,767)	$57,201

Changes in Shares
Outstanding
Shares outstanding,
beginning of period	1,200,000	—	350,000	—	350,000	—	100,000	—	—
Shares created	300,000	1,200,000	150,000	350,000	350,000	350,000	50,000	100,000	100,000
Shares redeemed	(400,000)	—	—	—	(50,000)	—	—	—	—

Shares outstanding,
end of period	1,100,000	1,200,000	500,000	350,000	650,000	350,000	150,000	100,000	100,000

*	Commencement of Operations

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF			IQ Hedge Macro Tracker ETF		IQ Real Return ETF		IQ Global Resources ETF

	For the Six Months Ended October 31, 2010 (unaudited)	For the Year Ended April 30, 2010	For the Period March 24, 2009[1] to April 30, 2009	For the Six Months Ended October 31, 2010 (unaudited)	For the Period June 8, 2009[1] to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period October 26, 2009[1] to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period October 26, 2009[1] to April 30, 2010

Net asset value,
beginning of
period	$27.21	$25.41	$25.00	$26.54	$25.00	$24.99	$25.00	$27.50	$25.00

Income from
Investment
Operations
Net investment
income (loss)[2]	0.28	0.52	0.02	0.14	0.26	(0.05)	(0.02)	0.13	0.12
Net realized and
unrealized
gain on
investments	0.42	1.51	0.39	1.00	1.53	0.46	0.01	1.81	2.42

Net increase
(decrease) in net
assets resulting
from investment
operations	0.70	2.03	0.41	1.14	1.79	0.41	(0.01)	1.94	2.54

Distributions from
net investment
income	—	(0.23)	—	—	(0.25)	—	—	—	(0.04)

Net asset value,
end of period	$27.91	$27.21	$25.41	$27.68	$26.54	$25.40	$24.99	$29.44	$27.50

Total Return
Total investment
return based on
net asset value[4]	2.57%	8.00%	1.64%	4.30%	7.16%	1.64%	(0.04)%	7.05%	10.18%

Ratios/Supplemental
Data
Net assets, end
of period
(000’s omitted)	$113,127	$92,639	$11,536	$20,760	$10,614	$10,159	$13,744	$30,910	$8,249
Ratio to average
net assets of:
Expenses	0.76%[5]	0.77%	0.13%[6]	0.76%[5]	0.76%[5]	0.49%[5]	0.50%[5]	0.76%[5]	0.79%[5]
Net investment
Income (loss)	2.06%[5]	1.93%	0.08%[6]	1.07%[5]	1.10%[5]	(0.36)%[5]	(0.14)%[5]	0.98%[5]	0.93%[5]
Portfolio turnover
rate[7]	55%	169%	—%[8]	42%	77%	22%	44%	33%	158%

See footnotes on page 26.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF		IQ Canada Small Cap ETF		IQ South Korea Small Cap ETF		IQ Taiwan Small Cap ETF

	For the Six Months Ended October 31, 2010 (unaudited)	For the Period November 16, 2009[1] to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period March 22, 2010[1] to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period March 22, 2010[1] to April 30, 2010	For the Six Months Ended October 31, 2010 (unaudited)	For the Period April 13, 2010[1] to April 30, 2010	For the Period May 18, 2010[1] to October 31, 2010 (unaudited)

Net asset value,
beginning of
period	$26.34	$25.00	$25.64	$25.00	$26.02	$25.00	$25.50	$25.00	$25.00

Income from
Investment
Operations
Net investment
income (loss)[2]	0.03	0.03	0.33	0.03	—	(0.01)	(0.10)	(0.01)	0.57
Net realized and
unrealized
gain (loss)
on investments	(0.77)	1.31	1.49	0.61	3.18	1.03	4.42	0.51	2.62

Net increase
(decrease) in net
assets resulting
from investment
operations	(0.74)	1.34	1.82	0.64	3.18	1.02	4.32	0.50	3.19

Distributions from
net investment
income	—	—[3]	—	—	—	—	—	—	—

Net asset value,
end of period	$25.60	$26.34	$27.46	$25.64	$29.20	$26.02	$29.82	$25.50	$28.19

Total Return
Total investment
return based on
net asset value[4]	(2.81)%	5.37%	7.10%	2.56%	12.22%	4.08%	16.99%	2.00%	12.76%

Ratios/Supplemental
Data
Net assets, end
of period
(000’s omitted)	$28,157	$31,602	$13,732	$8,973	$18,983	$9,107	$4,474	$2,550	$2,819
Ratio to average
net assets of:
Expenses	0.76%[5]	0.77%[5]	0.70%[5]	0.71%[5]	0.70%[5]	0.71%[5]	0.80%[5]	0.79%[5]	0.76%[5]
Net investment
Income (loss)	0.25%[5]	0.22%[5]	2.81%[5]	1.09%[5]	0.01%[5]	(0.20)%[5]	(0.80)%[5]	(0.79)%[5]	4.60%[5]
Portfolio turnover
rate[7]	216%	141%	3%	—%	13%	—%	33%	1%	38%

1	Commencement of operations.

2	Based on average shares outstanding.

3	Greater than $(0.005) per share.

4	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

5	Annualized.

6	Not annualized.

7	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

8	Portfolio turnover rate for the period was greater than 0% yet less than 0.5%

See notes to financial statements.

Notes to Financial Statements

October 31, 2010 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), which is currently comprised of nine active funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ South Korea Small Cap ETF, and IQ Taiwan Small Cap ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ Real Return ETF and IQ Global Resources ETF commenced operations on October 26, 2009; IQ Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; IQ South Korea Small Cap ETF commenced operations on April 13, 2010; and IQ Taiwan Small Cap ETF commenced operations on May 18, 2010.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Fund’s investment advisor.

The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ Real Return ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Real Return Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Real Return Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Resources Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Global Resources Index is to use momentum and valuation factors to identify global companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S.

The objective of the IQ Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Merger Arbitrage Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

The objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed by IndexIQ, the parent company of the Advisor.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

The objective of the IQ Australia Small Cap Index is to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Canada Small Cap Index is to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The objective of the IQ South Korea Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ South Korea Small Cap Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ South Korea Small Cap Index is to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in South Korea.

The objective of the IQ Taiwan Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the performance of the IQ Taiwan Small Cap Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Taiwan Small Cap Index is to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Taiwan.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a Fund’s net assets by the number of fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price or, if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if the Advisor determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 — quoted prices in active markets for identical investments

  Level 2 — other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments at October 31, 2010:

There were no transfers between Level 1 and 2 securities during the period.

	Level 1	Level 2	Level 3

IQ Hedge Multi-Strategy Tracker ETF
Investment Companies*	$105,465,923	$—	$—
Other Financial Instruments**	—	(821,600)	—

Total	$105,465,923	$(821,600)	$—

IQ Hedge Macro Tracker ETF
Investment Companies*	$19,747,824	$—	$—
Other Financial Instruments**	—	(82,534)	—

Total	$19,747,824	$(82,534)	$—

IQ Real Return ETF
Investment Companies*	$10,141,218	$—	$—

Total	$10,141,218	$—	$—

IQ Global Resources ETF
Common Stock†	$27,706,419	$—	$—
Other Financial Instruments**	—	(298,735)	—

Total	$27,706,419	$(298,735)	$—

IQ Merger Arbitrage ETF
Common Stock*	$18,806,426	$—	$—
Other Financial Instruments**	—	(270,795)	—

Total	$18,806,426	$(270,795)	$—

IQ Australia Small Cap ETF
Common Stock*	$13,658,452	$—	$—

Total	$13,658,452	$—	$—

IQ Canada Small Cap ETF
Common Stock*	$18,943,284	$—	$—

Total	$18,943,284	$—	$—

IQ South Korea Small Cap ETF
Common Stock*	$4,471,037	$—	$—

Total	$4,471,037	$—	$—

IQ Taiwan Small Cap ETF
Common Stock*	$2,808,776	$—	$—

Total	$2,808,776	$—	$—

*	Please refer to the Schedule of Investments to view securities segregated by industry type.

**	Derivative instruments, including swap transactions, and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

Tax Information and Dividends and Distributions to Shareholders

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of their net investment income and net realized gains to shareholders. Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal Tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from commencement of operations through October 31, 2010 are open for examination. As of October 31, 2010, the Funds have no examinations in progress.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in the U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The Funds’ investment income, expenses and unrealized and realized gains and losses are allocated daily. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends. Realized capital gains or losses are recorded whenever a Fund sells securities. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date.

Expenses

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on of the average daily net assets of each fund, at the following annual rates:

Fund	Rate

IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ South Korea Small Cap ETF	0.79%
IQ Taiwan Small Cap ETF	0.79%

Such fee is accrued daily and paid monthly. The Advisor has retained Mellon Capital Management Corporation (“MCM”), which is unaffiliated with the Advisor, to serve as the sub-advisor to the Funds (other than the IQ Merger Arbitrage ETF) pursuant to a sub-advisory agreement, to conduct the day-to-day portfolio management of the Funds. Pursuant to MCM’s sub-advisory agreement, the Advisor pays MCM an annual fee, payable monthly for its services. The Advisor has retained Esposito Partners, LLC (“Esposito”), which is unaffiliated with the Advisor, to serve as the sub-advisor to the IQ Merger Arbitrage ETF pursuant to a sub-advisory agreement, to conduct the day-to-day portfolio management of the Fund. Pursuant to Esposito’s sub-advisory agreement, the Advisor pays Esposito an annual fee, payable monthly, for its services.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) is an affiliate of MCM and serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Fund were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

5. CAPITAL SHARE TRANSACTIONS

As of October 31, 2010, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statement of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. FEDERAL INCOME TAX

At October 31, 2010, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

IQ Hedge Multi-Strategy Tracker ETF	$99,353,131	$6,112,792	$—	$6,112,792
IQ Hedge Macro Tracker ETF	18,574,511	1,176,326	3,013	1,173,313
IQ Real Return ETF	10,046,542	94,676	—	94,676
IQ Global Resources ETF	25,895,027	1,977,708	166,316	1,811,392
IQ Merger Arbitrage ETF	18,453,668	556,567	203,809	352,758
IQ Australia Small Cap ETF	13,182,343	1,105,785	629,676	476,109
IQ Canada Small Cap ETF	17,031,297	2,223,140	311,153	1,911,987
IQ South Korea Small Cap ETF	3,513,731	1,033,171	75,865	957,306
IQ Taiwan Small Cap ETF	2,542,084	327,473	60,781	266,692

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2010.

At April 30, 2010, the components of earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)

IQ Hedge Multi-Strategy Tracker ETF	$396,083	$(2,143,066)	$3,772,591	$2,025,608
IQ Hedge Macro Tracker ETF	—	(196,225)	501,123	304,898
IQ Real Return ETF	—	(11,613)	(12,675)	(24,288)
IQ Global Resources ETF	19,539	210,760	449,035	679,334
IQ Merger Arbitrage ETF	(3,604)	292,095	256,595	545,086
IQ Australia Small Cap ETF	26,595	—	117	26,712
IQ Canada Small Cap ETF	75,553	—	46,754	122,307
IQ South Korea Small Cap ETF	(34,767)	—	84,949	50,182
IQ Taiwan Small Cap ETF	—	—	—	—

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

At April 30, 2010, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income (Accumulated Net Investment Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital

IQ Hedge Multi-Strategy Tracker ETF	$(88,319)	$(336,742)	$425,061
IQ Hedge Macro Tracker ETF	(1,903)	7,763	(5,860)
IQ Real Return ETF	7,110	6,616	(13,726)
IQ Global Resources ETF	(1,077)	2,060	(983)
IQ Merger Arbitrage ETF	(14,392)	14,413	(21)
IQ Australia Small Cap ETF	124	(124)	—
IQ Canada Small Cap ETF	(20)	20	—
IQ South Korea Small Cap ETF	(33,826)	33,935	(109)
IQ Taiwan Small Cap ETF	—	—	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of net operating losses, distribution reclassifications and foreign currency reclassifications.

The tax character of distributions paid during the period ended April 30, 2010 is as follows:

Fund	Ordinary Income

IQ Hedge Multi-Strategy Tracker ETF	$646,883
IQ Hedge Macro Tracker ETF	61,910
IQ Real Return ETF	—
IQ Global Resources ETF	10,753
IQ Merger Arbitrage ETF	241
IQ Australia Small Cap ETF	—
IQ Canada Small Cap ETF	—
IQ South Korea Small Cap ETF	—
IQ Taiwan Small Cap ETF	—

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the period ended April 30, 2010, the Funds incurred and elected to defer to May 1, 2010 post-October losses of:

Fund	Post-October Currency Losses	Post-October Capital Losses

IQ Hedge Multi-Strategy Tracker ETF	$—	$1,334,217
IQ Hedge Macro Tracker ETF	—	121,334
IQ Real Return ETF	—	11,614
IQ Global Resources ETF	1,605	58,260
IQ Merger Arbitrage ETF	14,413	10,736
IQ Australia Small Cap ETF	—	—
IQ Canada Small Cap ETF	—	—
IQ South Korea Small Cap ETF	34,767	—
IQ Taiwan Small Cap ETF	—	—

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

At April 30, 2010, the Funds listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	April 30, 2018

IQ Hedge Multi-Strategy Tracker ETF	$808,849
IQ Hedge Macro Tracker ETF	74,891
IQ Real Return ETF	—
IQ Global Resources ETF	—
IQ Merger Arbitrage ETF	—
IQ Australia Small Cap ETF	—
IQ Canada Small Cap ETF	—
IQ South Korea Small Cap ETF	—
IQ Taiwan Small Cap ETF	—

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments for the period ended October 31, 2010 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind

IQ Hedge Multi-Strategy Tracker ETF	$54,851,939	$49,639,740	$45,315,739	$37,616,538
IQ Hedge Macro Tracker ETF	7,519,877	6,008,307	12,949,624	5,940,512
IQ Real Return ETF	3,453,745	2,272,383	1,542,204	6,005,244
IQ Global Resources ETF	4,705,140	5,654,745	29,118,545	10,030,311
IQ Merger Arbitrage ETF	40,537,665	38,034,140	5,578,703	8,046,560
IQ Australia Small Cap ETF	1,404,178	266,949	4,023,197	972,443
IQ Canada Small Cap ETF	1,386,843	1,890,436	8,997,317	595,106
IQ South Korea Small Cap ETF	2,259,611	1,193,713	—	—
IQ Taiwan Small Cap ETF	3,393,069	845,104	—	—

8. DERIVATIVE FINANCIAL INSTRUMENTS

Certain Funds in the Trust use total return swaps to achieve the same exposures as those of certain of their underlying index components. Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument. If the underlying asset in a total return swap declines over the term of the swap, a Fund may also be required to pay the dollar value of that to the counterparty. The Funds segregate or receive liquid assets, which may include securities, cash or cash equivalents, to cover the daily marked-to-market net obligations under outstanding swap agreements. During the period, the IQ Hedge Multi-Strategy Tracker ETF and IQ Hedge Macro Tracker ETF utilized swaps to effect short exposure to the real estate asset class, which was consistent with the exposure of both Funds’ underlying indexes. At October 31, 2010, the IQ Hedge Multi-Strategy Tracker ETF and IQ Hedge Macro Tracker ETF held $1,344,428 and $413,778, respectively, in cash as collateral for swaps.

Pursuant to documentation governing the Funds swap transactions between the Advisor and Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2010, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective Underlying Index Components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain.

At October 31, 2010, the fair values of derivative instruments were as follows:

Asset Derivatives1

	Equity Risk	Total

IQ Hedge Multi-Strategy Tracker ETF	$—	$—
IQ Hedge Macro Tracker ETF	—	—
IQ Real Return ETF	—	—
IQ Global Resources ETF	—	—
IQ Merger Arbitrage ETF	—	—
IQ Australia Small Cap ETF	—	—
IQ Canada Small Cap ETF	—	—
IQ South Korea Small Cap ETF	—	—
IQ Taiwan Small Cap ETF	—	—

1	Statement of Assets and Liabilities location.

Liability Derivatives2

	Equity Risk	Total

IQ Hedge Multi-Strategy Tracker ETF
Swaps	$176,285	$176,285
Futures variation margin	9,390	9,390
IQ Hedge Macro Tracker ETF
Swaps	53,372	53,372
Futures variation margin	1,840	1,840
IQ Real Return ETF
Swaps	—	—
Futures variation margin	—	—
IQ Global Resources ETF
Swaps	—	—
Futures variation margin	1,130	1,130
IQ Merger Arbitrage ETF
Swaps	—	—
Futures variation margin	1,130	1,130
IQ Australia Small Cap ETF
Swaps	—	—
Futures variation margin	—	—
IQ Canada Small Cap ETF
Swaps	—	—
Futures variation margin	—	—
IQ South Korea Small Cap ETF
Swaps	—	—
Futures variation margin	—	—
IQ Taiwan Small Cap ETF
Swaps	—	—
Futures variation margin	—	—

2	Statement of Assets and Liabilities location: Unrealized depreciation on swap transactions and variation margin payables.

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

Transactions in derivative instruments during the period ended October 31, 2010, were as follows:

	Equity Risk	Total

IQ Hedge Multi-Strategy Tracker ETF
Realized loss[3]
Futures contracts	$(765,668)	$(765,668)
Swap transactions	(104,117)	(104,117)

Total realized loss	$(869,785)	$(869,785)

Unrealized depreciation[4]
Futures contracts	$(645,315)	$(645,315)
Swap transactions	308,281	308,281

Total unrealized depreciation	$(337,034)	$(337,034)

IQ Hedge Macro Tracker ETF
Realized gain[3]
Futures contracts	$67,580	$67,580
Swap transactions	(25,255)	(25,255)

Total realized gain	$42,325	$42,325

Unrealized depreciation[4]
Futures contracts	$(29,162)	$(29,162)
Swap transactions	(3,798)	(3,798)

Total unrealized depreciation	$(32,960)	$(32,960)

IQ Global Resources ETF
Realized gain[3]
Futures contracts	$17,764	$17,764

Total realized gain	$17,764	$17,764

Unrealized depreciation[4]
Futures contracts	$(295,135)	$(295,135)

Total unrealized depreciation	$(295,135)	$(295,135)

IQ Merger Arbitrage ETF
Realized gain[3]
Futures contracts	$171,543	$171,543

Total realized gain	$171,543	$171,543

Unrealized depreciation[4]
Futures contracts	$(341,820)	$(341,820)

Total unrealized depreciation	$(341,820)	$(341,820)

3	Statement of Operations location: Net realized gain/(loss) from swap transactions, and futures contracts.

4	Statement of Operations location: Change in unrealized appreciation/(depreciation) on swap transactions and futures contracts.

For the period ended October 31, 2010, the monthly average values of the derivatives held by the Funds were as follows:

Fund	Swap Contracts	Futures Contracts

IQ Hedge Multi-Strategy Tracker ETF	$4,973,138	$(6,316,385)
IQ Hedge Macro Tracker ETF	1,403,782	(830,576)
IQ Global Resources ETF	—	(1,577,293)
IQ Merger Arbitrage ETF	—	(2,764,270)

Notes to Financial Statements (continued)

October 31, 2010 (unaudited)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the Underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Index Risk

The Underlying Indexes are new and have limited historical performance data that is not predictive of future results. In addition, the Underlying Indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor and MCM or Esposito, as applicable, to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

Foreign Securities Risk

The Funds invest directly or indirectly (through Underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

New Fund Risk

The Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indexes than they otherwise would be at higher asset levels or they could ultimately liquidate.

10. SUBSEQUENT EVENTS

On December 2, 2010, MCM notified the Advisor that it will resign as sub-advisor to the Funds, effective February 1, 2011. The Funds has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

*	Applies to IQ Hedge Muti-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF and IQ Real Return ETF.

**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ South Korea Small Cap ETF, and IQ Taiwan Small Cap ETF.

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee

Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005-2006); Interim Dean, McDonough School of Business, Georgetown University (2004-2005); Stallkamp Faculty Fellow and Professor of Finance, McDonough School of Business, Georgetown University (2003-Present).	10	FBR Funds (11 portfolios)

Gene Chao 1970	Trustee	Since August 2008	Vice President & GM — Global Network Services & Sales — Hewlett-Packard Company (2010 to present); Vice President — Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President — Strategic Outsourcing, France Telecom Americas (2004-2007); Managing Director — Business Consulting, Xansa, North America (2003-2004).	10	None

Interested Trustee[5]

Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ (2006 to present); Associate Publisher, Time Inc. (2006); Executive Director, Time Inc. (2005); Director, Time Inc. (2003 to 2004).	10	None

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present); Executive Vice President, IndexIQ (2006 to present); Vice President, Groton Partners LLC (2005 to 2006); Principal, Circle Peak Capital LLC (2003 to 2005).

1	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.

2	Trustees and Officers serve until their successors are duly elected and qualified.

3	Principal occupation(s) of the Trustees may cover more than the past five years.

4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.

5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

SEMI-ANNUAL REPORT | OCTOBER 31, 2010

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ South Korea Small Cap ETF
IQ Taiwan Small Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite N-611
Rye Brook, NY 10573

Sub-Advisor
Mellon Capital Management Corp.
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
Five Times Square
New York, NY 10036

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: December 23, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: December 23, 2010

By: /s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: December 23, 2010